Debt (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Debt

(in millions)	2012	2011
Manufacturing operations
Senior Secured Term Loan Credit Facility, due 2014, net of unamortized discount of $9	$991	$—
8.25% Senior Notes, due 2021, net of unamortized discount of $28 and $33, respectively	872	967
3.0% Senior Subordinated Convertible Notes, due 2014, net of unamortized discount of $50 and $73, respectively	520	497
Debt of majority-owned dealerships	60	94
Financing arrangements and capital lease obligations	140	118
Loan Agreement related to 6.5% Tax Exempt Bonds, due 2040	225	225
Promissory Note	30	40
Other	67	39

Total manufacturing operations debt	2,905	1,980
Less: Current portion	172	99

Net long-term manufacturing operations debt	$2,733	$1,881

Financial Services operations:
Asset-backed debt issued by consolidated SPEs, at fixed and variable rates, due serially through 2019	$994	$1,664
Bank revolvers, at fixed and variable rates, due dates from 2013 through 2019	763	1,072
Commercial paper, at variable rates, due serially through 2013	31	70
Borrowings secured by operating and finance leases, at various rates, due serially through 2017	78	70

Total financial services operations debt	1,866	2,876
Less: Current portion	1,033	1,280

Net long-term financial services operations debt	$833	$1,596

Aggregate Contractual Maturity of Debt

The aggregate contractual annual maturities for debt as of October 31, 2012, are as follows:

(in millions)	Manufacturing Operations	Financial Services Operations	Total
2013	$176	$1,033	$1,209
2014	1,609	152	1,761
2015	26	277	303
2016	11	79	90
2017	10	253	263
Thereafter	1,160	72	1,232

Total debt, including unamortized discount	2,992	1,866	4,858
Less: Unamortized discount	87	—	87

Net debt	$2,905	$1,866	$4,771